UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 150.9% (99.9% of Total Investments)

	Alaska – 0.1% (0.1% of Total Investments)
$ 750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA+	$ 779,213
	12/01/34 – FGIC Insured (UB)
	Arizona – 3.2% (2.1% of Total Investments)
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	2,013,860
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,434,342
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,327,756
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	528,785
5,000	5.000%, 12/01/37	No Opt. Call	A–	4,793,900
18,050	Total Arizona			18,098,643
	California – 12.9% (8.6% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	397,458
	1999A, 0.000%, 10/01/37 – NPFG Insured
7,150	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,053,980
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,084,050
	2013S-4, 5.000%, 4/01/38 (WI/DD, Settling 8/06/13)
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,274,370
	5.000%, 11/15/42
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,076,000
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,378,733
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,313,293
	Obligated Group, Series 2010, 5.250%, 11/01/30
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	7,027,138
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/13 at 100.00	A1	65,252
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	Aa2	5,205,100
	Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series	8/17 at 49.41	Aa2	808,820
	2007C, 0.000%, 8/01/31 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,968,540
10,730	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	10,397,048
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,030	4.500%, 6/01/27	6/17 at 100.00	B	2,752,664
7,745	5.000%, 6/01/33	6/17 at 100.00	B	6,310,936
1,000	5.125%, 6/01/47	6/17 at 100.00	B	714,090
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	903,350
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,542,298
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,103,420
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	8/15 at 101.00	Aa2	2,097,280
	Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
2,350	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	A	918,709
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	4,399,770
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/13 at 100.00	A	576,087
	2003, 5.375%, 8/01/18 – NPFG Insured
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	Aa3	1,226,353
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
98,650	Total California			73,594,739
	Colorado – 7.6% (5.0% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	924,773
	2007, 5.000%, 12/01/37 – RAAI Insured
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA–	3,751,471
	Series 2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	AA–	2,289,788
	Series 2011A, 5.000%, 2/01/41
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	3,988,200
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 –	No Opt. Call	A	4,790,160
	NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 –	No Opt. Call	A	8,890,250
	NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	15,684,600
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	2,775,875
	NPFG Insured
117,165	Total Colorado			43,095,117
	Connecticut – 0.5% (0.3% of Total Investments)
3,763	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	2,567,831
	2013A, 6.050%, 7/01/31
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds,	No Opt. Call	AA–	516,780
	Capital Appreciation Series 2009B-2, 0.000%, 10/01/36 – AGC Insured
	Florida – 8.2% (5.5% of Total Investments)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	14,855,100
	6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A–	2,537,850
	Series 2007, 5.000%, 10/01/34
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	22,063,360
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,336,245
46,870	Total Florida			46,792,555
	Georgia – 2.3% (1.5% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	4,721,250
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	5,232,750
	Medical Center Project, Series 2010, 8.000%, 12/01/40
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,061,440
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
13,000	Total Georgia			13,015,440
	Idaho – 0.1% (0.0% of Total Investments)
75	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	1/14 at 100.00	AAA	77,327
	1/01/21 (Alternative Minimum Tax)
125	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/14 at 100.00	Aa2	127,101
	7/01/22 (Alternative Minimum Tax)
130	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	1/14 at 100.00	Aaa	130,252
	7/01/20 (Alternative Minimum Tax)
330	Total Idaho			334,680
	Illinois – 26.4% (17.5% of Total Investments)
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	941,315
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	7,831,088
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
480	5.500%, 12/20/19 (Alternative Minimum Tax)	10/13 at 100.00	AA–	480,869
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/13 at 100.00	AA–	1,210,920
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/13 at 100.00	AA–	1,925,982
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AA–	25,054,120
	1999, 5.500%, 1/01/23 – FGIC Insured
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 –	No Opt. Call	AA–	693,500
	FGIC Insured
580	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	591,989
	AMBAC Insured
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/15 at 100.00	A	5,448,212
	Series 2004A, 5.000%, 1/01/28 – NPFG Insured
3,465	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	3,488,666
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003B:
810	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	820,271
190	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (4)	194,005
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,838,238
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,561,995
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,001,440
	8/15/47 – AGC Insured (UB)
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,138,939
	5.500%, 2/01/40 – AMBAC Insured
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A:
4,580	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	4,780,558
1,060	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	1,106,725
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	1,378,419
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,372,480
	Centers, Series 2008A, 6.000%, 8/15/23
5,960	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,963,516
	Refunding Series 2007A, 5.250%, 5/01/34
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	AA	1,471,665
	FGIC Insured
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	2,222,240
	5.000%, 1/01/20 – AGM Insured
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,484,660
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	A1	6,397,559
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,845,930
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	8,612,485
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,606,520
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.13	Aa2	898,141
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	27,076,037
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,164,475
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	1,386,255
	12/01/14) – FGIC Insured
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	3,389,030
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
5,320	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2 (4)	3,967,284
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured (ETM)
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2 (4)	3,932,955
	0.000%, 11/01/18 – AGM Insured (ETM)
162,700	Total Illinois			150,278,483
	Indiana – 3.7% (2.5% of Total Investments)
4,350	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	4,474,193
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	2,060,480
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,056,420
	Indiana, Series 2007, 5.500%, 3/01/37
3,850	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	3,956,222
	Tender Option Bond Trust 1847, 7.706%, 1/01/25 (Alternative Minimum Tax) (IF)
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	8,693,478
	NPFG Insured
20,875	Total Indiana			21,240,793
	Iowa – 1.6% (1.1% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,268,584
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	1,967,436
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,752,600
10,755	Total Iowa			8,988,620
	Kansas – 0.3% (0.2% of Total Investments)
3,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	1,974,691
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Louisiana – 3.9% (2.6% of Total Investments)
1,740	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/36 at 101.00	Aa1	1,814,994
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,151,290
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	Aa1	5,284,971
	Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/13 at 100.00	AA–	6,048,013
	12/01/28 – AMBAC Insured
29,755	Total Louisiana			22,299,268
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,163,432
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 3.4% (2.2% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/13 at 101.00	N/R	475,099
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (5)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA–	4,624,456
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	628,568
	Series 2008E-1 &2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,357,730
	University Issue, Series 2009A, 5.750%, 7/01/39
2,805	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,893,077
820	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/13 at 100.00	A	820,369
	1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,374,802
	2013A, 5.000%, 5/15/43
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	167,774
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	562,344
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	3,630,667
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	740,905
	1997A, 0.000%, 1/01/24 – NPFG Insured
19,730	Total Massachusetts			19,275,791
	Michigan – 3.4% (2.3% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	811,253
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,449,980
	7/01/35 – NPFG Insured
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	1/14 at 100.00	AA–	2,439,425
	7/01/23 – AGM Insured
1,550	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,560,773
	7/01/31 – BHAC Insured
3,215	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%,	7/16 at 100.00	A	3,217,508
	7/01/18 – NPFG Insured
1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C,	7/15 at 100.00	A	1,001,680
	5.000%, 7/01/17 – FGIC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA–	3,722,000
	5.000%, 7/01/32 – AGM Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,390,189
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
20,300	Total Michigan			19,592,808
	Minnesota – 1.9% (1.2% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,439,370
	Services, Series 2008A, 6.625%, 11/15/28
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	3,147,240
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/25 – FGIC Insured
9,375	Total Minnesota			10,586,610
	Missouri – 2.0% (1.3% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,672,200
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	2,302,100
5,545	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	5,318,653
	CoxHealth, Series 2013A, 5.000%, 11/15/48
17,545	Total Missouri			11,292,953
	Nevada – 5.5% (3.7% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	10,882,300
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	9,993,501
	International Airport, Series 2010A, 5.250%, 7/01/42
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,100,550
	Series 2008, Trust 2633, 19.047%, 7/01/31 – BHAC Insured (IF) (6)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,628,745
	8.000%, 6/15/30
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	4,726,900
29,925	Total Nevada			31,331,996
	New Jersey – 4.6% (3.0% of Total Investments)
6,850	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	No Opt. Call	Baa1	7,668,918
	and Dentistry of New Jersey, Series 2009B, 5.750%, 12/01/15
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	4,156,226
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A+	4,759,840
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	8,856,400
	0.000%, 12/15/28 – AMBAC Insured
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	588,616
35,550	Total New Jersey			26,030,000
	New Mexico – 0.7% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	7/14 at 100.00	AA–	3,822,504
	Hospital Project, Series 2004, 5.000%, 7/01/32 – AGM Insured
	New York – 11.2% (7.4% of Total Investments)
1,335	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/14 at 100.00	A3	1,337,990
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 –
	RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/13 at 100.00	AA–	7,530,900
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,111,869
	2011A, 5.250%, 2/15/47
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	6,595,500
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	5,563,824
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	5,081,050
	Bonds, Fiscal Series 2005A, 5.000%, 6/15/39
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,132,350
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,143,288
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB) (6)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,223,350
	Fiscal 2013 Series I, 5.000%, 5/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB	5,360,850
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,857,925
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/13 at 100.00	A	10,012,200
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
61,160	Total New York			63,951,096
	North Carolina – 1.6% (1.1% of Total Investments)
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	1,611,780
	Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	4,087,836
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,506,998
	WakeMed, Series 2012A, 5.000%, 10/01/31
8,730	Total North Carolina			9,206,614
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,415,719
	6.250%, 11/01/31
	Ohio – 5.4% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,546,017
210	5.125%, 6/01/24	6/17 at 100.00	B–	175,216
5,155	5.875%, 6/01/30	6/17 at 100.00	B	4,118,381
1,890	5.750%, 6/01/34	6/17 at 100.00	B	1,438,574
1,000	6.500%, 6/01/47	6/17 at 100.00	B	817,720
3,930	5.875%, 6/01/47	6/17 at 100.00	B	2,941,173
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	4,917,018
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	6,084,360
	5.250%, 11/01/29
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA–	3,659,198
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,085,980
	Project, Series 2009E, 5.625%, 10/01/19
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39 (WI/DD, Settling 8/15/13)	2/23 at 100.00	A+	1,547,535
1,845	5.000%, 2/15/48 (WI/DD, Settling 8/15/13)	2/23 at 100.00	A+	1,830,000
630	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/13 at 100.00	Aa1	632,722
34,765	Total Ohio			30,793,894
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,087,340
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.6% (1.7% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,247,975
	AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,503,240
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	7,307,757
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	4,768,349
	6/01/33 – AGM Insured
15,950	Total Pennsylvania			14,827,321
	Puerto Rico – 5.8% (3.9% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,193,750
	6.000%, 7/01/44
1,045	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	1/14 at 100.00	BBB–	1,047,895
	Series 2003, 5.250%, 7/01/17 – FGIC Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	4,319,522
	4.500%, 12/01/23
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	8,318,654
	4.500%, 12/01/23 (Pre-refunded 12/01/13)
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	1,366,066
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,010,000
	2009A, 6.000%, 8/01/42
2,105	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	2,000,234
	2010A, 5.500%, 8/01/37
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,884,905
	2010C, 5.250%, 8/01/41
45,305	Total Puerto Rico			33,141,026
	Rhode Island – 3.5% (2.3% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	11/13 at 100.00	BB	1,871,995
	RAAI Insured
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A	2,899,380
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.739%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,577,130
1,000	9.839%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,029,100
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB+	12,511,000
	Series 2002A, 6.125%, 6/01/32
20,015	Total Rhode Island			19,888,605
	South Carolina – 0.4% (0.3% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	2,120,767
	Series 2004A, 5.250%, 11/01/27 – AGM Insured
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,299,189
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	3,735
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)
3,810	Total Tennessee			2,302,924
	Texas – 11.7% (7.7% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	166,298
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,107,540
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,215	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	1,281,983
	Refunding School Building Series 2005, 5.000%, 8/15/34
1,630	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	N/R (4)	1,781,672
	Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)
2,820	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	3,000,364
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	2,845,380
	5.000%, 11/01/42 (Alternative Minimum Tax)
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	11/13 at 100.00	AA–	4,046,120
	11/01/22 – AGM Insured (Alternative Minimum Tax)
15	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	15,480
	Series 2004, 5.000%, 8/15/33
2,085	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	N/R (4)	2,189,041
	Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	A	1,578,764
	2001A, 0.000%, 11/15/20 – NPFG Insured
245	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series	11/13 at 100.00	A	240,896
	1998A, 5.000%, 11/15/28 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	No Opt. Call	AA	4,241,920
	5.125%, 11/15/32 – AGC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,212,312
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	4,346,198
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA–	3,189,262
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	7,401,312
	Bonds, Series 2006, 0.000%, 8/15/38
1,845	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	1,920,461
	2005, 5.000%, 2/15/34
3,405	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	N/R (4)	3,647,368
	2005, 5.000%, 2/15/34 (Pre-refunded 2/15/15)
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	1,027,790
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Series 2007,	2/17 at 100.00	AA–	3,315,791
	Residuals 1761, 17.514%, 2/15/36 (IF)
8,230	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	8,023,839
	2012, 5.000%, 12/15/29
2,455	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	2,361,882
	Refunding Series 2012A, 5.000%, 8/15/41
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	2,024,120
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (Pre-refunded 8/15/15)	8/15 at 78.46	AAA	2,317,530
3,000	0.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 70.77	AAA	2,090,370
116,770	Total Texas			66,373,693
	Utah – 0.0% (0.0% of Total Investments)
105	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	1/14 at 100.00	AAA	105,293
	1/01/15 (Alternative Minimum Tax)
	Virginia – 1.1% (0.7% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,500,450
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	1,509,270
	System Obligated Group, Series 2013, 5.000%, 11/01/30
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	2,963,820
	Revenue Refunding Bonds, Novant Health Obligated Group-Prince William Hospital, Series 2013B,
	5.000%, 11/01/46
1,050	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/35	No Opt. Call	BBB–	297,990
7,050	Total Virginia			6,271,530
	Washington – 7.9% (5.2% of Total Investments)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,023,120
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,089,279
	Research Center, Series 2009A, 6.000%, 1/01/33
5,315	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	12/13 at 100.00	A3	5,372,668
	Series 2002, 6.500%, 6/01/26
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	3,122,301
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	15,163,998
18,470	0.000%, 1/01/21	No Opt. Call	AA+	15,138,380
50,785	Total Washington			44,909,746
	Wisconsin – 5.7% (3.8% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,790,587
	11/01/14) – AGM Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	569,503
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	7,630,897
	2006A, 5.000%, 11/15/36
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	1,081,070
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of	2/20 at 100.00	AA–	4,552,822
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
1,965	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	2,019,155
	Series 2004, 6.100%, 5/01/34
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,228,475
	Series 2012B, 5.000%, 2/15/32
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,650	6.000%, 5/01/36	5/19 at 100.00	AA–	7,576,811
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	5,868,416
30,165	Total Wisconsin			32,317,736
$ 1,066,488	Total Municipal Bonds (cost $841,341,809)			858,386,251

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Nevada – 0.0% (0.0% of Total Investments)
$ 245	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 61,223
71	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	14,137
$ 316	Total Corporate Bonds (cost $9,260)				75,360

Shares	Description (1), (9)				Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$ 137,379
32,332	Invesco Quality Municipal Income Trust				369,555
	Total Investment Companies (cost $528,388)				506,934
	Total Investments (cost $841,879,457) – 151.0%				858,968,545
	Floating Rate Obligations – (7.5)%				(42,810,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (25.4)% (10)				(144,300,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (21.2)% (10)				(120,400,000)
	Other Assets Less Liabilities – 3.1%				17,213,706
	Net Assets Applicable to Common Shares – 100%				$ 568,672,251

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$858,386,251	$ —	$858,386,251
Corporate Bonds	—	—	75,360	75,360
Investment Companies	506,934	—	—	506,934
Total	$506,934	$858,386,251	$75,360	$858,968,545

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $799,010,371.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 44,320,363
Depreciation	(27,171,621)
Net unrealized appreciation (depreciation) of investments	$ 17,148,742

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 16.8% and 14.0%, respectively.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013